Sale of business (Tables)	12 Months Ended
Dec. 31, 2022
Sale of business [Abstract]
Summary of Disposal of Net Assets
The table below presents the net assets disposed:

	Note	December 31, 2022
Cash and cash equivalents		6,790
Trade and other receivables		77,877
Inventoried supplies and prepaid expenses		7,856
Property and equipment	9	321,123
Right-of-use assets	10	3,203
Intangible assets	11	42,599
Goodwill	11	144,551
Other assets		306
Accumulated other comprehensive income - CTA		2,737
Trade and other payables		(46,776)
Income tax payable		(564)
Employee benefits		(1,302)
Provisions	17	(1,465)
Lease liabilities	15	(3,129)
Deferred tax liabilities	18	(74,441)
Total identifiable net assets		479,365
Total consideration received		553,018
Gain on sale of business		73,653

Summary of Goodwill Disposed Allocated to Operating Segments
The goodwill disposed of was allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally:

Operating segment	Reportable segment	December 31, 2022
U.S. Truckload	Truckload	141,056
Logistics	Logistics	3,495
		144,551